Inventories (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories Line Items [Line Items]
Cost of inventories recognised as expense	$ 165,303	$ 171,276
Provision for inventory write off	3,808	3,632
Inventory write-down	1,248	804
Stockpile and concentrate
Inventories Line Items [Line Items]
Inventories, at net realisable value		$ 468